Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 09, 2015
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,411	$ 31,580	$ 29,728	$ 28,802	$ 26,179	$ 23,359	$ 24,145	$ 22,276	$ 20,784	$ 19,391	$ 20,298	$ 24,367	$ 25,725	$ 23,541	$ 23,565	$ 21,771	$ 20,472	$ 17,851	$ 16,346	$ 13,395		$ 16,934	$ 15,522	$ 15,344	$ 14,740	$ 12,925	$ 15,082	$ 14,079	$ 13,552	$ 13,640	$ 12,827	$ 12,267	$ 11,907	$ 11,261	$ 10,806	$ 10,351	$ 10,085	$ 9,989	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,411	31,580	29,728	28,802	26,179	23,359	24,145	22,276	20,784	19,391	20,298	24,367	25,725	23,541	23,565	21,771	20,472	17,851	16,346	13,395		16,934	15,522	15,344	14,740	12,925	15,082	14,079	13,552	13,640	12,827	12,267	11,907	11,261	10,806	10,351	10,085	9,989	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
Russell Select Mid Cap Index
Account Value [Line Items]
Account Value	28,744	26,976	25,053	25,927	23,923	20,801	21,301	19,878	18,410	17,707	18,157	23,173	25,748	25,537	26,160	24,098	23,180	18,522	16,261	12,111		16,364	15,117	15,318	14,736	12,598	15,042	14,345	13,775	13,718	12,921	12,377	11,995	11,322	10,937	10,323	9,995	10,006	10,000
Russell Select Mid Cap Index
Account Value [Line Items]
Account Value	28,744	26,976	25,053	25,927	23,923	20,801	21,301	19,878	18,410	17,707	18,157	23,173	25,748	25,537	26,160	24,098	23,180	18,522	16,261	12,111		$ 16,364	$ 15,117	$ 15,318	$ 14,736	$ 12,598	$ 15,042	$ 14,345	$ 13,775	$ 13,718	$ 12,921	$ 12,377	$ 11,995	$ 11,322	$ 10,937	$ 10,323	$ 9,995	$ 10,006	$ 10,000
Russell Select Mid Cap Index
Account Value [Line Items]
Account Value	$ 26,128	$ 24,521	$ 22,773	$ 23,567	$ 21,746	$ 18,908	$ 19,362	$ 18,069	$ 16,734	$ 16,095	$ 16,505	$ 21,064	$ 23,404	$ 23,212	$ 23,779	$ 21,905	$ 21,071	$ 16,836	$ 14,781	$ 11,008	$ 10,000